Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The Company has determined the estimated useful lives of its property and equipment, as follows:
Machinery and equipment	5 years
Computer equipment	3 years
Furniture and fixtures	7 years